3. Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Inventories

Inventories consist of:	September 30, 2015	December 31, 2014
Materials	$468,578	$332,804
Work in process	22,383	––
Finished goods (including $142,600 and $85,600 held by customers at September 30, 2015 and December 31, 2014, respectively)	896,848	1,391,703
Total	$1,387,809	$1,724,507

The Company reviews inventory for obsolete and slow moving products each quarter and makes provisions based on our estimate of the probability that the material will not be consumed or that it will be sold below cost. The allowance for slow moving and obsolete inventory was $249,130 and $279,388 at September 30, 2015 and December 31, 2014, respectively.

Inventories, net of reserves, consist of the following at December 31:

	2013	2014
Materials	$440,723	$332,804
Finished goods (including $304,500 and $85,600 held by customers at December 31, 2013 and 2014, respectively)	1,273,358	1,391,703
Total	$1,714,081	$1,724,507

The Company reviews inventory for obsolete and slow moving products each quarter and makes provisions based on our estimate of the probability that the material will not be consumed or that it will be sold below cost. The reserve for the provision for slow moving and obsolete inventory was $360,624 and $279,388 at December 31, 2013 and 2014, respectively.